Submission	Oct. 22, 2025
Submission [Line Items]
Central Index Key	0001066605
Registrant Name	HEIDRICK & STRUGGLES INTERNATIONAL INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A